CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts | ¥		¥ 5,124		¥ 536
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0001		$ 0.0001
Ordinary shares, share authorized		10,000,000,000		10,000,000,000
Ordinary shares, shares issued				600,000,000
Ordinary shares, shares outstanding				600,000,000
Series A convertible redeemable preferred shares
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Convertible redeemable preferred stock, shares authorized		0		30,079,918
Convertible redeemable preferred stock, shares issued		0		30,079,918
Convertible redeemable preferred stock, shares outstanding		0		30,079,918
Class A ordinary shares
Ordinary shares, shares issued		525,306,440
Ordinary shares, shares outstanding		514,464,604
Class B ordinary shares
Ordinary shares, shares issued		206,100,000
Ordinary shares, shares outstanding		206,100,000